Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Long term debt obligation	$ 275,000
Useful lives of intangible assets	15 years
Advertising expenses	$ 53,081	$ 159,348
Through 2031 [Member]
Intangible assets	$ 280,000
Leasehold Improvements [Member] | Minimum [Member]
Estimated useful lives of property plant and equipment	5 years
Leasehold Improvements [Member] | Maximum [Member]
Estimated useful lives of property plant and equipment	7 years
Other Than Leasehold Improvements [Member] | Minimum [Member]
Estimated useful lives of property plant and equipment	5 years
Other Than Leasehold Improvements [Member] | Maximum [Member]
Estimated useful lives of property plant and equipment	7 years